Share-based compensation - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Weighted average remaining contractual life years	1 year 8 months 8 days	2 years 8 months 8 days	3 years 3 months 21 days	4 years 3 months 10 days
Weighted average remaining contractual life years, Vested and expected to vest	1 year 8 months 8 days	2 years 8 months 8 days	3 years 8 months 23 days
Weighted average remaining contractual life years, Exercisable to vest	1 year 8 months 8 days	2 years 8 months 8 days	3 years 8 months 23 days
Aggregate intrinsic value	$ 16	$ 17	$ 1,601	$ 4,578
Aggregate intrinsic value, Vested and expected to vest	16	17	1,601
Aggregate intrinsic value, Exercisable to vest	$ 16	$ 17	$ 1,601
Number of Share options , Beginning balance	274,830	314,314	432,102
Number of Share options, Exercised		(25,341)	(117,788)
Number of Share options, Forfeited	(780)	(14,143)
Number of Share options, Ending balance	274,050	274,830	314,314	432,102
Number of Share options, Vested and expected to vest	272,612	273,392	312,876
Number of Share options, Exercisable to vest	273,940	274,720	314,204
Weighted average exercise price, Beginning balance	$ 12.92	$ 12.41	$ 10.56
Weighted average exercise price, Exercised		2.69	5.61
Weighted average exercise price, Forfeited	5.37	19.95
Weighted average exercise price, Ending balance	12.95	12.92	12.41	$ 10.56
Weighted average exercise price, Vested and expected to vest	4.33	4.33	4.90
Weighted average exercise price, Exercisable to vest	4.39	4.39	4.95
Weighted average grant date fair value, Vested and expected to vest	15.38	15.37	15.25
Weighted average grant date fair value, Exercisable to vest	$ 15.35	$ 15.35	$ 15.23